U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
REGISTRATION NO. 2-29858
POST-EFFECTIVE AMENDMENT NO. 112

and

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
REGISTRATION NO. 811-1701
POST-EFFECTIVE AMENDMENT NO. 87

DAVIS NEW YORK VENTURE FUND, INC.

2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(1-520-434-3771)

Agents For Service:                                                              Ryan Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(520) 434-3778

          -or-

Arthur Don
Greenberg Traurig LLP
77 West Wacker Drive
Suite 3100
Chicago, IL 60601
(312) 456-8438

It is proposed that this filing will become effective:
X	Immediately upon filing pursuant to paragraph (b)
_	On ___ _ pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)
__	On _ _, pursuant to paragraph (a) of Rule 485
__	75 days after filing pursuant to paragraph (a)(2) of Rule 485
___	On__ _, pursuant to paragraph (a)(2) of Rule 485

Title of Securities being Registered Common Stock of:

DAVIS NEW YORK VENTURE FUND Class A, B, C, Y and R shares
DAVIS RESEARCH FUND Class A shares

EXPLANATORY NOTE

This Post-Effective Amendment No. 112 to the Registration Statement meets the requirement to file XBRL statements on EDGAR

DAVIS NEW YORK VENTURE FUND, INC.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tucson and State of Arizona on the 3rd day of December 2014.

The Registrant hereby certifies that this Post Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485 of the Securities Act of 1933.

DAVIS NEW YORK VENTURE FUND, INC.

*By: /s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

Signature	Title	Date

Kenneth Eich*	Principal Executive Officer	December 3, 2014
Kenneth Eich

Douglas Haines*	Principal Financial Officer and Principal Accounting Officer	December 3, 2014
Douglas Haines

*By: /s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

*Ryan Charles signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the powers of attorney filed as Exhibit 28 (q)(1) of Registrant's registration statement 2-29858.

/s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

DAVIS NEW YORK VENTURE FUND, INC.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on December 3, 2014, by the following persons in the capacities indicated.

Signature	Title

Marc P. Blum*	Director
Marc P. Blum

Andrew A. Davis*	Director
Andrew A. Davis

Christopher C. Davis*	Director
Christopher C. Davis

John Gates*	Director
John Gates

Thomas. S. Gayner*	Director
Thomas S. Gayner

Samuel H. Iapalucci*	Director
Samuel H. Iapalucci

Robert P. Morgenthau*	Director
Robert P. Morgenthau

Marsha Williams*	Director
Marsha Williams

* Ryan Charles signs this document on behalf of each of the foregoing persons pursuant to the powers of attorney filed as Exhibit 28(q)(1) of Registrant's registration statement 2-29858.

/s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

EXHIBIT LIST

XBRL Files for Davis New York Venture Fund and Davis Research Fund